Stockholder's Equity (Deficit) (Details Narrative) (USD $)	0 Months Ended						9 Months Ended		12 Months Ended		0 Months Ended					12 Months Ended
	Oct. 29, 2013	Oct. 21, 2013	Sep. 26, 2013	Aug. 05, 2013	Oct. 05, 2012	Sep. 14, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Oct. 10, 2012	Apr. 26, 2012	Jan. 10, 2012	Sep. 26, 2013	Oct. 31, 2012	Dec. 31, 2012	Jul. 23, 2012	Jun. 23, 2012
Common stock, shares authorized							2,000,000,000		475,000,000	475,000,000						475,000,000	4,000,000,000
Common stock, par value							$ 0.00001		$ 0.00001	$ 0.00001						0.00001	$ 0.00001
Preferred stock, shares authorized
Preferred stock, par value
Accrued interest							$ 36,848
Shares of restricted common stock to initial private placement investors										19,500
Stock issued during period for services, shares					3,750,000		500,000
Common stock issued during period for acquisition										26,500
Stock issued during period for stock based compensation, shares						4,000,000				2,000,000,000
Conversion of convertible debt									116,199	47,110
Debt instrument, converted, convertible notes payable principal and accrued interest										93,443						93,443
Shares issued during period to unrelated party, shares										100,000
Shares issued during period to unrelated party										2,000
Shares issued during period for cash									5,000
Reverse stock split				1 for 100 reverse stock split, which reduced the number of issued and outstanding common shares from 2,903,888,889 to approximately 29,039,066.					653 shares of common stock in conjunction with the rounding of shares produced by the reverse stock split previously described in this filing
Stock issued during period									48,733,764
Additional unrestricted stock issued during period										5,260,000
Stock issued during period for services, value							2,950		29,570	614,515
Stock cancelled during the period									20,000,000
Stock based compensation, description

Company issued 2,000,000,000 shares of common stock and 1 share of convertible preferred B stock to an officer and director that has been classified as stock based compensation during the year ended December 31, 2012.

Cancellation of treasury stock, value									208
Issuance of warrants to purchase of common stock	133,334	400,000	4,000,000
Equity issuance price per share	$ 0.02	$ 0.02	$ 0.02
Loss on stock issuance							93,064	(48,200)	(109,600)	(262,500)
Convertible Promissory Note One [Member]
Accrued interest							562
Stock issued during the period for conversion of notes payable, shares							5,400,000
Conversion of convertible debt							86,000
Convertible Promissory Note Two [Member]
Accrued interest							1,824
Stock issued during the period for conversion of notes payable, shares							10,000,000
Conversion of convertible debt							53,000
Convertible Promissory Note Three [Member]
Common stock shares issued for settlement agreement							6,378,310
Common stock shares issued value for settlement agreement							44,648
Fair market value of common stock issued for settlement							2,551
Loss on stock issuance							42,096
Convertible Promissory Note Four [Member]
Accrued interest							1,278
Stock issued during the period for conversion of notes payable, shares							10,058,140
Conversion of convertible debt							53,000
Convertible Promissory Note Five [Member]
Accrued interest							210
Stock issued during the period for conversion of notes payable, shares							5,556,500
Conversion of convertible debt							25,000
Convertible Promissory Note Six [Member]
Accrued interest							884
Stock issued during the period for conversion of notes payable, shares							6,000,000
Conversion of convertible debt							86,000
Convertible Promissory Note Seven [Member]
Accrued interest							896
Stock issued during the period for conversion of notes payable, shares							9,071,459
Conversion of convertible debt							53,000
Convertible Promissory Note Eight [Member]
Accrued interest							604
Stock issued during the period for conversion of notes payable, shares							16,377,049
Conversion of convertible debt							53,000
Convertible Promissory Note Nine [Member]
Accrued interest							63
Stock issued during the period for conversion of notes payable, shares							5,858,000
Conversion of convertible debt							25,000
Convertible Promissory Note Ten [Member]
Accrued interest							25
Stock issued during the period for conversion of notes payable, shares							6,000,000
Conversion of convertible debt							4,488
Convertible Promissory Note Eleven [Member]
Accrued interest							1,446
Stock issued during the period for conversion of notes payable, shares							6,000,000
Conversion of convertible debt							86,291
Convertible Promissory Note Twelve [Member]
Accrued interest							113
Stock issued during the period for conversion of notes payable, shares							7,792,453
Conversion of convertible debt							53,000
Convertible Promissory Note Thirteen [Member]
Accrued interest							1,143
Stock issued during the period for conversion of notes payable, shares							5,000,000
Conversion of convertible debt							86,000
Convertible Promissory Note Fourteen [Member]
Accrued interest							2,276
Stock issued during the period for conversion of notes payable, shares							21,486,456
Conversion of convertible debt							53,000
Convertible Promissory Note Fifteen [Member]
Accrued interest							2,480
Stock issued during the period for conversion of notes payable, shares							11,297,000
Conversion of convertible debt							39,709
Convertible Promissory Note Sixteen [Member]
Accrued interest							1,570
Stock issued during the period for conversion of notes payable, shares							9,000,000
Conversion of convertible debt							86,000
Convertible Promissory Note Seventeen [Member]
Accrued interest							2,024
Stock issued during the period for conversion of notes payable, shares							21,486,486
Conversion of convertible debt							53,000
Convertible Promissory Note Eighteen [Member]
Accrued interest							1,717
Stock issued during the period for conversion of notes payable, shares							12,000,000
Conversion of convertible debt							86,000
Convertible Promissory Note Nineteen [Member]
Accrued interest							1,756
Stock issued during the period for conversion of notes payable, shares							21,461,538
Conversion of convertible debt							53,000
Convertible Promissory Note Twenty [Member]
Accrued interest							1,622
Stock issued during the period for conversion of notes payable, shares							12,150,000
Conversion of convertible debt							39,709
Convertible Promissory Note Twenty One [Member]
Accrued interest							1,791
Stock issued during the period for conversion of notes payable, shares							15,000,000
Conversion of convertible debt							86,000
Convertible Promissory Note Twenty Two [Member]
Accrued interest							1,602
Stock issued during the period for conversion of notes payable, shares							21,470,588
Conversion of convertible debt							53,000
Convertible Promissory Note Twenty Three [Member]
Accrued interest							1,978
Stock issued during the period for conversion of notes payable, shares							17,000,000
Conversion of convertible debt							86,000
Convertible Promissory Note Twenty Four [Member]
Accrued interest							1,358
Stock issued during the period for conversion of notes payable, shares							16,979,000
Conversion of convertible debt							39,709
Convertible Promissory Note Twenty Five [Member]
Accrued interest							1,972
Stock issued during the period for conversion of notes payable, shares							19,000,000
Conversion of convertible debt							86,000
Asher Enterprise Inc [Member]
Stock issued during period for services, shares											500,000
Stock issued during period for services, value											15,000
Ironridge Global [Member]
Stock issued during the period for conversion of notes payable, shares									17,800,000
Joseph Canouse [Member]
Stock cancelled during the period									2,000,000,000
Stock based compensation, description									At the time of his appointment Mr. Canouse received the 1 share of convertible Preferred B stock previously issued to a director
Kevin Quirk [Member]
Stock based compensation, description									the Company issued 1 additional shares of convertible preferred B stock to Mr. Quirk when he joined the Company
Ironridge Global [Member]
Stock issued for settlement of debt												284,917
Stock issued during period									17,800,000	5,357,150		97,150
Loss on stock issuance									109,600	316,602
Anthus Life Corporation [Member]
Shares of restricted common stock to initial private placement investors										150,000
Common Stock [Member]
Stock issued during period for services, shares									2,256,982	3,813,000
Stock issued during period for stock based compensation, shares										20,000,000
Stock held in treasury, retired													358,785
Stock issued during the period for conversion of notes payable, shares									28,676,129	174,220
Conversion of convertible debt									12,989	17,422
Stock issued during period for services, value									2,257	8,070
Common Stock [Member] | Five Convertible Notes Payable from Non- Related Parties [Member]
Debt instrument, converted, convertible notes payable principal and accrued interest										4,113,547						4,113,547
Common Stock [Member] | Related Party [Member]
Stock issued during period for services, shares										36,500
Series C Preferred Stock [Member]
Shares issued during period for cash, shares									2,000	5,200
Shares issued during period for cash										13,000
Series A Preferred Stock [Member]
Stock held in treasury, retired										10,000,000
Preferred Stock [Member]
Stock issued during period for services, shares									2,256,982
Stock issued during the period for conversion of notes payable, shares									28,676,129
Warrant [Member]
Warrants expiration date	Oct. 29, 2015	Oct. 21, 2015												Sep. 26, 2015
Fair value of warrants	$ 3,099	$ 5,600												$ 140,000
Risk-free interest rate	0.011%	0.01%												0.01%
Volatility factor	599.00%	598.00%												720.00%
Expected life	2 years	2 years												2 years
Series A Preferred Stock [Member]
Preferred stock, shares authorized									30,000,000								100,000,000
Preferred stock, par value									$ 0.00001								$ 0.00001
Series B Preferred Stock [Member]
Preferred stock, shares authorized							10		10	10						10		10
Preferred stock, par value							$ 0		$ 0	$ 0						0		$ 0.00001
Series B Preferred Stock [Member] | Joseph Canouse [Member]
Stock issued during period for services, shares									1
Number of issued shares transferred to new related parties									2
Series B Preferred Stock [Member] | Kevin Quirk [Member]
Stock issued during period for services, shares									1
Stock based compensation, description									when Mr. Kevin Quirk became CEO of the Company Mr. Canouse transferred 1 share of the Preferred Series B stock to Mr. Quirk.
Number of issued shares transferred to new related parties									2
Series C Preferred Stock [Member]
Preferred stock, shares authorized							100,000,000		100,000,000	100,000,000						100,000,000	30,000,000
Preferred stock, par value							$ 0.00001		$ 0.00001	$ 0.00001						0.00001	$ 0.00001
Stock cancelled during the period									35,000
Convertible Preferred C Stock [Member]
Stock issued during period for services, shares										9,000						35,000
Stock issued during period for deferred services, shares										9,000
Stock issued during period for stock based compensation, shares										35,000
Stock issued during period															282,980
Convertible Preferred B Stock [Member]
Preferred stock, voting rights

As a result of the voting rights granted to the Series B Preferred, the Series B Stockholders together hold in the aggregate approximately 80% of the total voting power of all issued and outstanding voting capital of the Company.

Stock issued during period for stock based compensation, shares										1